CONTRACT WITH CUSTOMER	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
CONTRACT WITH CUSTOMER

3) CONTRACT WITH CUSTOMER

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“ASC 606”) when a customer obtains control of promised services or goods in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services.

The Company had one contract with a customer that was accounted for under ASC 606 related to an exclusive option and license agreement it entered into in February 2023, and amended in August 2023, with a customer, which provided the customer with the option (the “Option Right”) to obtain an exclusive sublicense of intellectual property from the Company and to request to have the Company develop a customized cell line. The customer paid the Company a $0.3 million non-refundable up-front payment (the “Option Fee”) for the Option Right and paid an initial payment of $0.4 million to commence the cell line customization activities.

On September 24, 2024, the Company assigned this customer contract to Factor Bioscience (as defined in Note 11) whereby all the Company’s rights and obligations under the customer contract are now Factor Bioscience’s. Factor Bioscience will pay the Company thirty percent (30%) of all amounts it receives from the customer under the contract in the event that the customer exercises its Option Right, and Factor Bioscience will pay the Company twenty percent (20%) of all amounts it receives from the customer for the customization activities set forth in the contract.

Prior to assigning the contract to Factor Bioscience, the Company was recognizing the $0.4 million received from the customer equally over the development period. However, as a result of assigning the customer contract to Factor Bioscience, and there being no further obligations the Company needed to fulfill for the customization activities, the Company accelerated the recognition of the remaining $0.2 million in deferred revenue during the three months ended September 30, 2024. Likewise, there being no further obligations regarding the non-refundable payment related to the Option Right, the Company also recognized the $0.3 million Option Right payment in full as revenue during the three ended September 30, 2024. During the nine months ended September 30, 2024, the Company recognized approximately $0.6 million in revenue related to this customer contract for the customization activities and Option Right, including the accelerations of revenue recognition discussed above. There was no such revenue recognized for the three and nine months ended September 30, 2025.

The Company recognized direct labor and supplies used in the customization activities as incurred, which were recorded as a cost of revenue. The Company was also obligated to pay Factor Bioscience 20% of any amounts the Company received from a customer that was related to the licensed technology under a previous license agreement the Company had with Factor Bioscience, which has since been terminated. During the nine months ended September 30, 2024, the Company recognized approximately $0.1 million in fees to Factor Bioscience, which was recorded as a cost of revenue. There was no such license fee recognized during the three months ended September 30, 2024. There were no direct labor, supplies or license fee recognized during the three and nine months ended September 30, 2025.

5)	Contract with Customer

On February 21, 2023, the Company and Lineage Cell Therapeutics, Inc. (“Lineage”) entered into an exclusive option and license agreement (the “Lineage Agreement”), which provided Lineage with the option (the “Option Right”) to obtain an exclusive sublicense of intellectual property from the Company and to request the Company to develop a customized cell line (the intellectual property that would be sublicensed by Lineage is currently licensed by the Company from Factor Limited). The Lineage Agreement was amended in August 2023 to provide for changes specifically related to the cell line customization activities such as (i) payment terms, (ii) certain definitions, (iii) certain courses of action if the customized cell line selected by Lineage is not successful and (iv) documentation requirements. Lineage paid the Company a $0.3 million non-refundable up-front payment (the “Option Fee”) for the Option Right and paid an initial payment of $0.4 million to commence the cell line customization activities, per the amended payment terms. If Lineage obtained the sublicense, the Company would be entitled to receive additional license fees, including milestone payments and royalties.

On September 24, 2024, the Company and Factor Bioscience (as defined in Note 11) entered into an agreement (the “Lineage Assignment Agreement”) under which the Company assigned the Lineage Agreement to Factor Bioscience. The Company’s rights and obligations under the agreement are now the responsibility of Factor Bioscience.

Payments to the Company related to the Lineage Agreement will be subject to the Lineage Assignment Agreement, which provides for Factor Bioscience paying the Company thirty percent (30%) of all amounts it actually receives from Lineage in the event that Lineage exercises its Option Right. Upon receipt of payment for the customization activities set forth in the Lineage Agreement, Factor Bioscience will pay the Company twenty percent (20%) of all amounts Factor Bioscience receives from Lineage.

Prior to the Lineage Assignment Agreement entered into on September 24, 2024, the Company accounted for the Lineage Agreement under ASC 606 and determined that the Option Right was an unexercised right held by Lineage under the Lineage Agreement at contract inception, as the cell line customization activities and the sublicense were optional purchases at contract inception. These optional purchases of goods and services would be treated as separate contracts if and when Lineage determines that it would make such purchases. Therefore, 100% of the Option Fee was allocated to the Option Right. The Option Fee would remain in deferred revenue until such time that Lineage entered into the sublicense or when the Option Right expired. However, as a result of the Lineage Assignment Agreement, and there being no further obligations regarding the nonrefundable payment related to the Option Right, the Company recognized the $0.3 million Option Right payment in full as revenue during the year ended December 31, 2024.

The Option Right and the cell line customization activities were accounted for as separate contracts, and the Company determined that the amended terms discussed above represented a modification to the cell line customization contract. Because there were no goods or services transferred to Lineage before entering into the amendment, and therefore, no previously recognized revenue, there was no catch-up adjustment to revenue required at the time of the amendment.

Lineage was to make payments to the Company for the cell line customization activities over the development period. The Company would only earn the remaining full amount of the cell line customization fee if it made certain progress towards delivery of the customized cell line. The Company determined that $0.4 million of consideration received could be recognized without the probability of being reversed, and it placed a constraint on the remaining contractual customization fee. The $0.4 million was being recognized equally over the development period. However, as a result of the Lineage Assignment Agreement, and there being no further obligations the Company must fulfill for the customization activities, the Company accelerated the recognition of the remaining deferred revenue and recognized approximately $0.3 million during the year ended December 31, 2024. The Company recognized approximately $0.1 million in revenue during the year ended December 31, 2023 related to the customization activities.

The Company recognized direct labor and supplies used in the customization activities as incurred, which are recorded as a cost of revenue. As provided for in the A&R Factor License Agreement discussed in Note 11, the Company was obligated to pay Factor Limited 20% of any amounts the Company received from a customer that was related to the licensed technology under the A&R Factor License Agreement, which is also recorded as a cost of revenue. For the year ended December 31, 2023, the Company recognized $0.1 million in license fees, which is recorded in cost of revenues, due to Factor Limited. There was no such license fee incurred during the year ended December 31, 2024.

As provided for in the Lineage Assignment Agreement, the Company recorded a receivable of approximately $0.1 million during the year ended December 31, 2024 related to amounts Factor Bioscience owes to the Company related to the customization activities, which is recognized in other income (expense), net in the accompanying consolidated statement of operations. There were no amounts due from Factor Bioscience during the year ended December 31, 2023.